Leases Payable and Related Obligations - Schedule of Lease Installments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Lease Installments [Line Items]
Total	R$ 425,784	R$ 362,060	R$ 317,333
1 year [Member]
Schedule of Lease Installments [Line Items]
Total	82,330
2 years [Member]
Schedule of Lease Installments [Line Items]
Total	67,701
3 years [Member]
Schedule of Lease Installments [Line Items]
Total	58,969
4 years [Member]
Schedule of Lease Installments [Line Items]
Total	49,167
5 years [Member]
Schedule of Lease Installments [Line Items]
Total	42,062
Above 5 years [Member]
Schedule of Lease Installments [Line Items]
Total	R$ 125,555